Summary of Significant Accounting Policies - Shipping and Handling Costs (Details) - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Entity Information [Line Items]
Shipping and handling costs	$ 2,784
(Predecessor)
Entity Information [Line Items]
Shipping and handling costs		$ 11,429	$ 14,970	$ 18,489	$ 19,481